COMMITMENTS AND CONTINGENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2013
COMMITMENTS AND CONTINGENT LIABILITIES [Abstract]
Schedule of Future Minimum Lease Payments
Future minimum commitments under these leases as of December 31, 2013, are as follows:

Year ended December 31,	Operating leases

2014	$1,224
2015	1,020
2016	831
2017	832
2018 and after	417

$4,324